DEBT - Contractual maturities of the group's long-term debt (Details) ¥ in Millions	Dec. 31, 2025 CNY (¥)
Contractual maturities
2026	¥ 5,337
2027	183
2028	159
2029	42
2030	28
Thereafter	67
Total	¥ 5,816